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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [x] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Account Management, LLC
Address:   17 Arlington Street
           Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher de Roetth
Title:     Principal
Phone:     617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth
 (signature on file)           Boston, MA                November 12, 2009
----------------------   -------------------------   ---------------------------
   [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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11/12/2009

Page 1 of 3                          FORM 13 F               Name of Reporting Manager  Account Management, LLC       (SEC USE ONLY)

                                                                                                                     Item 8:
                                                                                Item 6:                        Voting Authority
          Item 1:               Item 2:  Item 3:    Item 4:   Item 5:    Investment Discretion       Item 7:       (Shares)
------------------------------- ------- --------- ---------- --------- ---------------------------- ---------- ---------------------
                                 Title              Fair     Shares or          (b) Shared-   (c)    Managers
                                  of      CUSIP     Market   Principal   (a)    As Defined  Shared- See Instr.  (a)     (b)   (c)
       Name of Issuer            Class    Number    Value      Amount    Sole   in Instr. V  Other      V       Sole   Shared None
------------------------------- ------- --------- ---------- --------- -------- ----------- ------- ---------- ------- ------ ------
    Berkshire Hathaway Hld B    Common
                                Stock   084670207  8,879,056     2,672    2,672                                  2,672
 Berkshire Hathaway Inc. CL "A" Common
                                Stock   084670108  1,313,000        13       13                                     13
         Airvana, Inc.          Common
                                Stock   00950V101 1,347,230   199,000  199,000                                199,000
 Credit Acceptance Corporation  Common
                                Stock   225310101 12,570,517   390,510  390,510                                390,510
       Encana Corporation       Common
                                Stock   292505104    835,345    14,500   14,500                                 14,500
           McAfee Inc           Common
                                Stock   579064106  2,277,080    52,000   52,000                                 52,000
       Gold Bullion Ltd.        Common
                                Stock   Q1868U112    337,894     3,443    3,443                                  3,443
      Energy Recovery Inc.      Common
                                Stock   29270J100    627,800   107,500  107,500                                107,500
   Maxim Integrated Products    Common
                                Stock   57772K101  9,809,205   540,750  540,750                                540,750
     Ritchie Bros. Auction      Common
                                Stock   767744105  2,954,616   120,400  120,400                                120,400
        Gammon Gold Inc.        Common
                                Stock   36467T106    868,020   102,000  102,000                                102,000
       Cisco Systems, Inc       Common
                                Stock   17275R102    364,870    15,500   15,500                                 15,500
        XTO Energy Inc.         Common
                                Stock   98385X106    933,832    22,600   22,600                                 22,600
                                                  ---------- ---------
                  COLUMN TOTALS                   43,118,465 1,570,888
                                                  ---------- ---------

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11/12/2009


Page 2 of 3                          FORM 13 F               Name of Reporting Manager  Account Management, LLC       (SEC USE ONLY)

                                                                                                                     Item 8:
                                                                                Item 6:                        Voting Authority
          Item 1:               Item 2:  Item 3:    Item 4:   Item 5:    Investment Discretion       Item 7:       (Shares)
------------------------------- ------- --------- ---------- --------- ---------------------------- ---------- ---------------------
                                 Title              Fair     Shares or          (b) Shared-   (c)    Managers
                                  of      CUSIP     Market   Principal   (a)    As Defined  Shared- See Instr.  (a)     (b)   (c)
       Name of Issuer            Class    Number    Value      Amount    Sole   in Instr. V  Other      V       Sole   Shared None
------------------------------- ------- --------- ---------- --------- -------- ----------- ------- ---------- ------- ------ ------
    Barrick Gold Corporation    Common
                                Stock   067901108  7,154,269   188,767  188,767                                188,767
   Canadian Natural Resources   Common
                                Stock   136385101    722,293    10,750   10,750                                 10,750
        LightBridge Corp        Common
                                Stock   53224K104    134,169    16,667   16,667                                 16,667
       Johnson & Johnson        Common
                                Stock   478160104  1,552,695    25,500   25,500                                 25,500
     Leucadia National Corp     Common
                                Stock   527288104  2,113,560    85,500   85,500                                 85,500
         Goldcorp Inc.          Common
                                Stock   380956409  3,029,769    75,050   75,050                                 75,050
       Monsanto Co. (New)       Common
                                Stock   6116W101   1,509,300    19,500   19,500                                 19,500
       Philip Morris Intl       Common
                                Stock   718172109    940,682    19,300   19,300                                 19,300
       Innerworkings Inc.       Common
                                Stock   45773Y105    726,674   147,100  147,100                                147,100
        Kinross Gold CP         Common
                                Stock   496902404  2,281,017   105,116  105,116                                105,116
     Thorium Power Limited      Common
                                Stock   885183103    130,000   500,000  500,000                                500,000
        Pan Amer Silver         Common
                                Stock   697900108    236,664    10,380   10,380                                 10,380
Powersecure International, Inc. Common
                                Stock   73936N105  2,923,380   431,177  431,177                                431,177
        SPDR Gold Trust         Common
                                Stock   78463V107  2,466,110    24,948   24,948                                 24,948
                                                  ---------- ---------
                  COLUMN TOTALS                   25,920,582 1,659,755
                                                  ---------- ---------

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11/12/2009


Page 3 of 3                          FORM 13 F               Name of Reporting Manager  Account Management, LLC       (SEC USE ONLY)

                                                                                                                     Item 8:
                                                                                Item 6:                        Voting Authority
          Item 1:               Item 2:  Item 3:    Item 4:   Item 5:    Investment Discretion       Item 7:       (Shares)
------------------------------- ------- --------- ---------- --------- ---------------------------- ---------- ---------------------
                                 Title              Fair     Shares or          (b) Shared-   (c)    Managers
                                  of      CUSIP     Market   Principal    (a)   As Defined  Shared- See Instr.  (a)     (b)   (c)
       Name of Issuer            Class    Number    Value      Amount    Sole   in Instr. V  Other      V       Sole   Shared None
------------------------------- ------- --------- ---------- --------- -------- ----------- ------- ---------- ------- ------ ------
    Petaquilla Minerals LTD     Common
                                Stock   716013107    170,386   456,800  456,800                                456,800
      Transdigm Group Inc.      Common
                                Stock   893641100  1,439,509    28,900   28,900                                 28,900
     Penn West Energy Trust     Common
                                Stock   707885109    287,813    18,170   18,170                                 18,170
     ETF Proshares TR Ultra     Common
                                Stock   74347R297    359,122     8,160    8,160                                  8,160
  Enterprise Prods Partners LP  Common
                                Stock   293792107  1,798,320    63,500   63,500                                 63,500
       Indochina Capital        Common
                                Stock   G47690105     60,000    12,000   12,000                                 12,000
                                Common
                                Stock                                         0                                      0
                                Common
                                Stock                                         0                                      0
                                Common
                                Stock                                         0                                      0
                                Common
                                Stock                                         0              0                       0
                                Common
                                Stock                                         0                                      0
                                Common
                                Stock                                         0                                      0
                                Common
                                Stock                                         0                                      0
                                                   ---------  --------
                  COLUMN TOTALS                    4,115,150   587,530
                                                   ---------  --------
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